Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Table

Year	Summary Compensation Table Total for PEO ($)(1)	Compensation Actually Paid to PEO ($)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1)	Average Compensation Actually Paid to Non-PEO NEOs ($)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return ($)(2)	Net Loss ($)
2024	180,000	180,000	277,736	175,000	4	(7,903,394)
2023	330,000	330,000	315,122	315,122	9	(16,707,010)

(1)      Our PEO for 2024 and 2023 was David Jin, our current Chief Executive Officer and President. Our other Named Executive Officers for 2024 and 2023 were Luisa Ingargiola, our Chief Financial Officer, and Meng Li, our Chief Operating Officer.

(2)      Total Shareholder Return (“TSR”) illustrates the value, as of the last day of the indicated fiscal year, of an investment of $100 in our common stock on December 31, 2022.

Named Executive Officers, Footnote		Our other Named Executive Officers for 2024 and 2023 were Luisa Ingargiola, our Chief Financial Officer, and Meng Li, our Chief Operating Officer.
PEO Total Compensation Amount	[1]	$ 180,000	$ 330,000
PEO Actually Paid Compensation Amount		180,000	330,000
Non-PEO NEO Average Total Compensation Amount	[1]	277,736	315,122
Non-PEO NEO Average Compensation Actually Paid Amount		$ 175,000	315,122
Compensation Actually Paid vs. Total Shareholder Return

Relationship between “Compensation Actually Paid” and TSR

There is a limited relationship between TSR and our PEO and Named Executive Officers “compensation actually paid.” This is primarily because “compensation actually paid” is principally driven by fixed cash compensation. In addition, for the periods reported in the table, we did not use TSR as a measure of our performance in any of our executive compensation plans.

Compensation Actually Paid vs. Net Income

Relationship between “Compensation Actually Paid” and Net Loss

There is a limited relationship between net loss and our PEO and Named Executive Officers “compensation actually paid.” This is primarily because “compensation actually paid” is principally driven by fixed cash amount. In addition, for the periods reported in the table, we did not use net loss as a measure of our performance in any of our executive compensation plans.

Total Shareholder Return Amount	[2]	$ 4	9
Net Income (Loss)		$ (7,903,394)	$ (16,707,010)
PEO Name		David Jin	David Jin

[1]	Our PEO for 2024 and 2023 was David Jin, our current Chief Executive Officer and President. Our other Named Executive Officers for 2024 and 2023 were Luisa Ingargiola, our Chief Financial Officer, and Meng Li, our Chief Operating Officer.
[2]	Total Shareholder Return (“TSR”) illustrates the value, as of the last day of the indicated fiscal year, of an investment of $100 in our common stock on December 31, 2022.